Equity - Issued capital and capital reserve and Voting rights (Details) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Vote € / shares shares	Nov. 07, 2019 € / shares	Dec. 31, 2018 € / shares
Common shares
Equity
Number of shares issued and fully paid	19,861
Authorized common shares	79,000
Par value per share (in euros per share) | € / shares	€ 0.12	€ 0.12	€ 0.12
Authorized capital | €	€ 7,097
Number of shares issued [abstract]
Common shares issued as a result of corporate reorganization	15,861
Common shares issued at IPO	4,000
Shares issued and fully paid	19,861
Common shares | Centogene AG
Equity
Par value per share (in euros per share) | € / shares			1.00
Preferred shares
Equity
Par value per share (in euros per share) | € / shares			€ 1.00
Preferred shares | Centogene AG
Equity
Number of voting rights per share | Vote	1